Note 8 - Term Loans Payable (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	March 31, 2025	March 31, 2024
Loan payable on demand, unsecured with 10% interest per annum, no fixed term	$5,000	$5,000
Loan payable on October 4, 2025, secured, with 9%-11.35% interest per annum	516,368	1,133,520
US $50,000 promissory note, repaid during the current period	-	-
Total term loans payable – short-term	$521,368	$1,138,520